Disclosure of quantitative information about right-of-use assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [Line Items]
Effect of change in accounting policy		₩ 0		₩ 4,947,947
Increase		13,593,937		14,221,355
Depreciation		(586,254)		(581,074)
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		4,783,573		0
Effect of change in accounting policy	[1]			5,143,651
Increase		291,334		220,996
Depreciation		(586,254)		(581,074)
Decrease		(827)
Others		54,340
Ending balance		4,542,166		4,783,573
Right-of-use assets | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		7,574,010		0
Ending balance		7,905,214		7,574,010
Right-of-use assets | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		(2,790,437)		0
Ending balance		(3,363,048)		(2,790,437)
Land
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		644,074		0
Effect of change in accounting policy				684,386
Increase		12,269		8,717
Depreciation		(52,069)		(49,029)
Decrease		0
Others		102,305
Ending balance		706,579		644,074
Land | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		693,103		0
Ending balance		811,014		693,103
Land | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		(49,029)		0
Ending balance		(104,435)		(49,029)
Buildings
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		34,577		0
Effect of change in accounting policy				36,874
Increase		53,182		18,106
Depreciation		(37,609)		(20,403)
Decrease		(803)
Others		(2,125)
Ending balance		47,222		34,577
Buildings | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		54,980		0
Ending balance		82,749		54,980
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		(20,403)		0
Ending balance		(35,527)		(20,403)
Structures
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		25,644		0
Effect of change in accounting policy				20,840
Increase		260		7,358
Depreciation		(1,485)		(2,554)
Decrease		0
Others		(3,933)
Ending balance		20,486		25,644
Structures | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		28,198		0
Ending balance		24,175		28,198
Structures | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		(2,554)		0
Ending balance		(3,689)		(2,554)
Machinery
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		824		0
Effect of change in accounting policy				0
Increase		0		1,308
Depreciation		(129)		(484)
Decrease		0
Others		0
Ending balance		695		824
Machinery | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		1,308		0
Ending balance		1,308		1,308
Machinery | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		(484)		0
Ending balance		(613)		(484)
Ships
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		3,688,289		0
Effect of change in accounting policy				3,986,947
Increase		183,789		126,807
Depreciation		(427,221)		(425,465)
Decrease		0
Others		(7,494)
Ending balance		3,437,363		3,688,289
Ships | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		4,113,754		0
Ending balance		4,280,331		4,113,754
Ships | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		(425,465)		0
Ending balance		(842,968)		(425,465)
Vehicles
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		13,708		0
Effect of change in accounting policy				11,258
Increase		9,009		9,559
Depreciation		(7,747)		(7,109)
Decrease		(21)
Others		(1,424)
Ending balance		13,525		13,708
Vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		20,817		0
Ending balance		29,281		20,817
Vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		(7,109)		0
Ending balance		(15,756)		(7,109)
Others
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		376,457	[2]	0
Effect of change in accounting policy				403,346
Increase		32,825		49,141
Depreciation		(59,994)		(76,030)
Decrease		(3)
Others		(32,989)
Ending balance		316,296	[3]	376,457	[2]
Others | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		2,661,850	[2]	0
Ending balance		2,676,356	[3]	2,661,850	[2]
Others | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		(2,285,393)	[2]	0
Ending balance		₩ (2,360,060)	[3]	₩ (2,285,393)	[2]

[1]	Including transferred amount of KRW195,704 million, which was classified as finance lease assets as of December 31, 2018.
[2]	Including power purchase agreements ("PPA") with GS EPS and two other LNG combined power suppliers.
[3]	Including power purchase agreements ("PPA") with GS EPS and another LNG combined power supplier.